ORDINARY SHARES AND STATUTORY RESERVE (Tables)	12 Months Ended
Dec. 31, 2024
GT Warrants [Member]
SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING

The following table summarizes the changes in the number of warrants outstanding during the year ended December 31, 2024:

		Weighted average	Total
	Number	unit price	price
			US$’000

Balance of warrants - December 31, 2023	148,334	$60	$8,900

Balance of warrants - December 31, 2024	148,334	60	8,900

SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED

The Company used the following assumptions to estimate the fair value of warrants granted under the financial advisory agreement:

At February 15, 2022

Risk-free interest rate	1.72%
Expected volatility	60.00%
Expected term (in years)	5
Expected dividend yield	0.00%

I-Bankers Warrants [Member]
SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING

The following table summarizes the changes in the number of warrants outstanding during the year ended December 31, 2024:

		Weighted average	Total
	Number	unit price	price
			US$’000

Balance of warrants - December 31, 2023	13,800	$360	$4,968

Balance of warrants – December 31, 2024	13,800	360	4,968

SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED

The Company used the following assumptions to estimate the fair value of warrants:

At December 9, 2021

Risk-free interest rate	1.18%
Expected volatility	35.00%
Expected term (in years)	5
Expected dividend yield	0.00%